DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Scheduled Maturities of Time Deposits

At December 31, 2015, the scheduled maturities of time deposits are as follows:

Due in one year or less	$266,943
Due after one year through two years	85,964
Due after two years through three years	26,192
Due after three years through four years	16,464
Due after four years through five years	40,462
Thereafter	2,587

Total	$438,612